Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of components of income tax provision (benefit)

The components of the provision for income tax expense for the years ended December 31, 2020 and 2019 are as follows (in thousands):

	December 31,
	2020	2019
Current:
Federal	$—	$—
State	5	6
Total current	5	6
Deferred:
Federal	—	—
State	—	—
Total deferred	—	—
Total provision for income taxes	$5	$6

Schedule of Company's net deferred tax assets

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2020 and 2019 are as follows (in thousands):

	December 31,
	2020	2019
Deferred tax assets:
Net operating losses	$59,960	$50,821
Tax credits	761	761
Depreciable assets	635	189
Intangible assets	—	431
Accruals and allowances	575	1,317
Stock-based compensation	83	62
Deferred revenue	27,962	19,370
Other	3,035	2,004
Total gross deferred tax assets	93,011	74,955
Less: Valuation allowance	(91,315)	(73,930)
Net deferred tax assets	1,696	1,025
Deferred tax liabilities:
Amortization of asset retirement obligation	(1,696)	(1,025)
Total gross deferred tax liabilities	(1,696)	(1,025)
Net deferred taxes	$—	$—

Schedule of reconciliation of the statutory federal income tax rate (benefit) to the Company's effective tax rate (benefit)

	December 31,
	2020	2019
Statutory rate	21.00%	21.00%
State tax	3.19%	7.13%
Foreign income and withholding taxes	0.41%	0.08%
Stock-based compensation	(0.60)%	(0.51)%
Change in fair value of warrants	(11.36)%	0.53%
Other	—	(0.04)%
Non-deductible interest expense	(1.51)%	(2.63)%
Valuation allowance	(11.13)%	(25.56)%
Total	0.00%	0.00%

Star Peak Energy Transition Corp [Member]
Schedule of components of income tax provision (benefit)

	For the Years Ended December 31,
	2020	2019
Current
Federal	$(13,468)	$(176)
State	—	—
Deferred
Federal	(695,046)	(2,009)
State	—	—
Valuation allowance	708,514	2,185
Income tax (benefit) provision	$—	$—

Schedule of Company's net deferred tax assets

	December 31, 2020	December 31, 2019
Deferred tax assets:
Net-operating loss carryforward	$(13,291)	$(176)
Start-up/Organization costs	(693,037)	(2,009)
Total deferred tax assets	(706,328)	(2,185)
Valuation allowance	706,328	2,185
Deferred tax asset, net of allowance	$—	$—

Schedule of reconciliation of the statutory federal income tax rate (benefit) to the Company's effective tax rate (benefit)

	For the Years Ended December 31,
	2020	2019
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of derivative warrant liabilities	(20.4)%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in valuation allowance	(0.6)%	(21.0)%
Income tax provision expense	0.0%	0.0%